Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue			$ 25,536
Cost of revenue			(22,096)
Gross Margin			3,440
Operating Expenses
Product development costs	793,327	883,866	1,404,308
Professional fees	617,687	512,555	814,677
Selling, general and administrative expense	1,470,524	2,015,563	2,598,426
Total operating expenses	2,881,538	3,411,984	4,817,411
Loss before other items	(2,881,538)	(3,411,984)	(4,813,971)
Other Items
Interest expense	(19,735,503)	(12,424,430)	(2,521,543)
Foreign exchange loss	(246,207)
Write-off of accounts receivable		(41,100)
Write-off of accounts payable	805,456
Loss on settlement of debt			(139,000)
Total other items	(19,176,254)	(12,465,530)	(2,660,543)
Net Loss	(22,057,792)	(15,877,514)	(7,474,514)
Other Comprehensive Income (Loss)
Exchange difference on translating foreign operations			(6,991)
Comprehensive loss for the year	$ (22,057,792)	$ (15,877,514)	$ (7,481,505)
Weighted Average Number of Shares Outstanding, Diluted	606,994,317	598,924,378	581,016,295
Earnings Per Share, Diluted	$ (0.04)	$ (0.03)	$ (0.01)